Annual Fund Operating Expenses - Brighthouse/Wellington Balanced Portfolio	Apr. 30, 2021
Class A
Operating Expenses:
Management Fees (as a percentage of Assets)	0.46%
Distribution and Service (12b-1) Fees	none
Other Expenses (as a percentage of Assets):	0.07%
Expenses (as a percentage of Assets)	0.53%
Class B
Operating Expenses:
Management Fees (as a percentage of Assets)	0.46%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.07%
Expenses (as a percentage of Assets)	0.78%
Class E
Operating Expenses:
Management Fees (as a percentage of Assets)	0.46%
Distribution and Service (12b-1) Fees	0.15%
Other Expenses (as a percentage of Assets):	0.07%
Expenses (as a percentage of Assets)	0.68%